Other expenses (income) - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Finance Income [Abstract]
Interest income	$ (2,234)	$ (1,040)
Loss on sale of short term investments	0	338
Interest income	(2,234)	(702)
Other - Other Expense (Income) [Abstract]
Revaluation adjustment on contingent consideration (note 10)	236	502
Foreign exchange loss (gain) and other	(67)	3
Loss on disposal of equipment	0	1
Other expense (income), classified under other expense (income)	169	506
Other expense (income) (note 13)	$ (2,065)	$ (196)